PRINCIPAL ACTIVITIES AND ORGANIZATION - Summary Of Financial Information Of Consolidated VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Current assets
Cash and cash equivalents	¥ 2,553,090		¥ 2,472,959		$ 349,772
Short-term time deposits	5,488,631		6,922,803		751,939
Short-term investments	6,639,389		3,513,885		909,593
Accounts and notes receivable, net	40,713		16,727		5,578
Inventories	3,042				417
Prepayments and other current assets	368,260		442,697		50,451
Total current assets	15,100,383		13,373,037		2,068,744
Non-current assets
Long-term investments	1,914,530		2,473,128		262,290
Property, equipment and software, net	1,733,786		1,793,488		237,528
Right-of-use assets, net	302,856		282,612		41,491
Intangible assets, net	252,589		8,093		34,605
Other non-current assets			4,000
Total non-current assets	4,210,289		4,567,011		576,808
Total assets	19,310,672		17,940,048		2,645,552
Current liabilities
Accounts payable	110,668		629,216		15,162
Deferred revenue	3,084,839		2,794,075		422,621
Other payables and accrued liabilities	815,767		779,046		111,760
Operating lease liabilities, current	180,782		155,014		24,767
Total current liabilities	4,192,056		4,357,351		574,310
Non-current liabilities
Operating lease liabilities, non-current	121,345		125,079		16,624
Deferred tax liabilities	34,451		28,425		4,720
Total non-current liabilities	155,796		153,504		21,344
Total liabilities	4,347,852		4,510,855		595,654
Total revenues	7,355,677	$ 1,007,723	5,952,028	¥ 4,511,062
Cost of revenues	(1,239,712)	(169,840)	(1,059,861)	(754,861)
Net income	1,567,026	214,680	1,099,218	107,245
Net cash provided by operating activities	3,542,495	485,320	3,047,009	1,003,042
Net cash used in investing activities	(2,016,899)	(276,314)	(9,938,645)	(2,816,581)
Net cash used in financing activities	(1,460,539)	(200,093)	(417,022)	(669,232)
Net increase in cash and cash equivalents	80,131	10,978	(7,278,865)	(1,589,934)
Cash and cash equivalents at beginning of the year	2,472,959	338,794	9,751,824	11,341,758
Cash and cash equivalents at end of the year	2,553,090	$ 349,772	2,472,959	9,751,824
Related Party
Current assets
Amounts due from related parties	7,258		3,966		$ 994
Consolidated VIE
Current assets
Cash and cash equivalents	1,414,184		1,143,968
Short-term time deposits			211,442
Short-term investments	4,445,982		2,679,963
Accounts and notes receivable, net	24,988		3,691
Inventories	3,042
Amounts due from Group companies	379,885		200,970
Prepayments and other current assets	276,936		415,686
Total current assets	6,551,602		4,659,657
Non-current assets
Long-term investments	252,492		149,588
Property, equipment and software, net	1,469,151		1,661,132
Right-of-use assets, net	207,835		260,056
Intangible assets, net	189		277
Other non-current assets			4,000
Total non-current assets	1,929,667		2,075,053
Total assets	8,481,269		6,734,710
Current liabilities
Accounts payable	71,692		628,645
Deferred revenue	2,790,780		2,649,582
Other payables and accrued liabilities	493,032		623,381
Amounts due to Group companies	228,135		68,966
Operating lease liabilities, current	143,588		146,102
Total current liabilities	3,727,227		4,116,676
Non-current liabilities
Operating lease liabilities, non-current	61,002		112,115
Deferred tax liabilities	21,861		26,455
Total non-current liabilities	82,863		138,570
Total liabilities	3,810,090		4,255,246
Total revenues	7,051,500		5,867,883	4,498,131
Cost of revenues	(1,138,098)		(1,057,018)	(750,932)
Net income	1,368,323		697,038	117,298
Net cash provided by operating activities	2,747,052		2,717,909	893,078
Net cash used in investing activities	(2,476,836)		(2,594,184)	(702,542)
Net cash used in financing activities				(35,144)
Net increase in cash and cash equivalents	270,216		123,725	155,392
Cash and cash equivalents at beginning of the year	1,143,968		1,020,243	864,851
Cash and cash equivalents at end of the year	1,414,184		1,143,968	¥ 1,020,243
Consolidated VIE | Related Party
Current assets
Amounts due from related parties	¥ 6,585		¥ 3,937